Other Long-term Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Schedule of Other Non Current Liabilities
Other long-term liabilities consisted of the following (in thousands):

	June 30, 2022	December 31, 2021
Transaction fees payable	$7,660	$—
Customer deposits	750	750
Deferred revenue	130	4
Other long-term liabilities	486	49

Total other long-term liabilities	$9,026	$803

The other long-term liabilities consist of the following (in thousands):

	As of December 31,
	2021	2020
Customer deposits	$750	$850
Restructuring liability	49	342
Other long-term liabilities	4	44

Total other long-term liabilities	$803	$1,236